Summary of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred income tax expense (benefit):
Total income tax expense (benefit)	$ (4,680)	$ 163	$ 585
Continuing Operations
Current income tax expense (benefit):
Federal	(3,123)	(2,382)	(314)
State	(637)	(552)	(30)
Total current income tax expense (benefit)	(3,760)	(2,934)	(344)
Deferred income tax expense (benefit):
Federal	(4,611)	521	120
State	(15)	79	(58)
Total deferred income tax expense (benefit)	(4,626)	600	62
Total income tax expense (benefit)	$ (8,386)	$ (2,334)	$ (282)